Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Subsequent Events
Note 13. Subsequent Events

Note 13. Subsequent Events

Subsequent to September 30, 2021, the Company entered into three demand notes of $12,000 each with three related parties. The interest rate for each of these notes was 6%.

On October 28, 2021, the Company entered into a demand note of $150,000 with its Vice President of Business Development, Richard Popper (the “Popper Note”). The interest rate for this note was 6%.

On November 2, 2021, the Company entered into a subscription agreement (the “Subscription Agreement”) with its Vice President of Business Development, Richard Popper. Pursuant to the Subscription Agreement, Mr. Popper agreed to purchase an aggregate amount of 1,000,000 shares of the Company’s common stock, par value $0.001 per share, at $0.10 per share, in exchange for the conversion and cancellation of an aggregate of $100,000 principal amount of the Popper Note. The closing of the Subscription Agreement occurred concurrently with the execution of the Subscription Agreement. The closing price of the Company common stock on November 2 was $0.17 per share.

On November 3, 2021, the Company, as borrower, entered into a financing arrangement (the “Loan”) with Mast Hill Fund, L.P. (the “Lender”), a Delaware limited partnership. In exchange for a promissory note, Lender agreed to lend the Company $448,000, which bears interest at a rate of eight percent (8%) per annum, less $44,800 original issue discount. Under the terms of the Loan, amortization payments are due beginning March 3, 2022, and each month thereafter with the final payment due on November 3, 2022. Additionally, in the event of a default under the Loan or if the Company elects to pre-pay the Loan, the Lender has the right to convert any portion or all of the outstanding and unpaid principal and interest into fully paid and non-assessable shares of the Company’s common stock at a conversion price of $0.10 per share. The conversion price is subject to adjustment under certain circumstances, including issuances of Company common stock below the conversion price. The Company is not required to issue additional shares to Mast Hill in the event an adjustment to the conversion price occurs. Except for the option to convert the note in the event of a pre-payment, there is no pre-payment penalty associated with the promissory note. The Loan is subject to customary events of default, including cross-defaults on the Loan agreements and on other indebtedness of the Company, violations of securities laws (including Regulation FD), and failure to issue shares upon a conversion of the note. Amounts due under the Loan are subject to a 15% penalty in the event of a default. As additional consideration for the financing, the Company issued Lender a 5-year warrant to purchase 1,400,000 shares of Company common stock at a fixed price of $0.16 per share, subject to price adjustments for certain actions, including dilutive issuances, representing 50% warrant coverage on the principal amount of the Loan. The closing price of the Company common stock on November 3 was $0.17 per share. The Company has granted the Mast Hill customary “piggy-back” registration rights with respect to the shares issuable upon conversion of the promissory note and exercise of the warrant. No material relationship exists between the Company or its affiliates and Mast Hill, other than in respect of the Loan.

J.H. Darbie & Co., Inc. ( “J.H Darbie”), a registered broker-dealer, acted as a finder in connection with the Loan, and was paid a cash fee of $20,160 (5% of the gross proceeds of the Loan) and issued a 5-year warrant to purchase 160,125 shares of Company common stock at a fixed price of $0.192 per share (120% of the exercise price of the warrant issued in connection with the Loan), subject to price adjustments for certain actions, including dilutive issuances, representing 7% warrant coverage on the gross proceeds of the Loan. The Company has granted J.H Darbie customary “piggy-back” registration rights with respect to the shares issuable upon exercise of the warrant.

NOTE 15. - SUBSEQUENT EVENTS

To date, the COVID-19 outbreak has not had a material adverse impact on our operations. The extent of the impact of COVID-19 on the Company's operational and financial results will depend on future developments, including the duration and spread of the outbreak and related governmental or other regulatory actions.

On January 15, 2021, the Company extended a note payable agreement of $175,000 with a third party. The note has an interest rate of 12% and is due on January 1, 2024.

On January 15, 2021, the Company extended a note payable agreement of $100,000 with a third party. The note has an interest rate of 7% and is due on January 1, 2024.

On February 14, 2021, the Company extended a note payable agreement of $146,300 and accrued interest of $97,102 with a related party. The note has an interest rate of 6% and is due on January 1, 2024.

On February 14, 2021, the Company extended a note payable agreement of  $25,000 and accrued interest of $35,135 with a related party. The note has an interest rate of 6% and is due on June 30, 2023